Interest Expense	12 Months Ended
Dec. 31, 2011
Interest Expense

(16) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2011, 2010 and 2009:

	December 31,2011		December 31,2010	December 31,2009
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	1,739
Interest cost charged to expense	10,227	1,625	8,846	6,540
	10,227	1,625	8,846	8,279